Investment Strategy - Hundredfold Select Alternative Fund	Dec. 24, 2025
Service Class Shares
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio to invest primarily in any combination of equity and fixed-income securities based on market conditions and trends and the Subadviser’s expectations and assessment of risks. Equity securities are common and preferred stocks. The term “Alternative” in the Fund’s name simply refers to the fact that the Subadviser may choose from among many investment alternatives and alternative strategies such as taking short exposure to an asset class. Although the Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, primarily including futures contracts, swap agreements, exchange-traded funds (“ETFs”), naked and covered options on such instruments, currencies, and other unaffiliated investment companies. The Subadviser may also select long or short commodity futures of any kind to seek to enhance returns or hedge economic risk related to the portfolio. It may also seek exposure to securities of foreign issuers including those in emerging markets. The Fund also may invest in depositary receipts, including sponsored and unsponsored American Depositary Receipts (“ADRs”), which are traded on exchanges and provide an alternative to investing directly in foreign securities. The Fund’s investments may also include securities issued by master limited partnerships (“MLPs”), provided that the Fund may not invest more than 10% of its net assets in such securities. The Fund may invest up to 15% of its total assets to indirectly gain exposure to Bitcoin, through shares of Grayscale® Bitcoin Trust, ProShares Bitcoin ETF, and Bitcoin futures contracts. The Fund does not make direct investments in Bitcoin. For purposes of this 15% limit, these investments are measured at market value and futures at notional value, respectively. Grayscale® Bitcoin Trust is an exchange-traded Delaware statutory trust that holds Bitcoin and issues common units of fractional undivided beneficial interest (shares).

The Fund invests directly or indirectly in fixed-income securities without any restriction on maturity or creditworthiness, which primarily includes U.S. government securities, municipal securities, asset-backed debt securities, mortgaged-backed securities, floating notes and debt securities rated below investment grade or high yield securities, also known as “junk bonds”. The Fund invests in equity securities without restriction to any specific sector or market capitalization range. The Subadviser’s investment decisions are based on a variety of trading models and an analysis of the overall investment opportunities and risks among categories or sectors of equity and fixed-income securities or investment vehicles that represent pools of such securities, such as major market indices, investment companies and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual securities. The Fund is a diversified fund, meaning that the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer and may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions, directly or indirectly through ETFs, other investment companies and derivatives of equity and fixed-income securities and investing in cash or cash equivalents as a defensive measure. The Subadviser seeks to take “long” positions prior to or at the outset of upward trends in prices and seeks to take “short” positions prior to or early in downward trends in prices. The Fund does not set a limit on the amount of the Fund’s assets long or short that may be invested in derivative instruments or used to cover short positions. However, margin requirements and government regulations will constrain the use of derivative instruments and short positions. The Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will employ leveraged investment techniques, such as futures, which allow the Fund to increase its exposure to the market during times when the Subadviser anticipates a strong market trend. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. The Subadviser also may employ hedging strategies designed to reduce volatility and risk.

The Fund expects to gain exposure to the commodities market and Bitcoin indirectly by investing up to 25% of its total assets (measured at the time of investment) in a wholly owned and controlled subsidiary (the “Subsidiary”), which is designed to enhance the ability of the Fund to obtain indirect exposure to both the commodities market and Bitcoin consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation indirectly in commodity-linked derivatives or Bitcoin-linked investments, however, the Subsidiary will comply with the same Investment Company Act of 1940. as amended (the “1940 Act”) asset coverage requirements, when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives. The Subsidiary will comply with the 15% Bitcoin limits described above, when viewed on a consolidated basis with the Fund.

Investor Class Shares
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Hundredfold Advisors LLC (“Hundredfold” or the “Subadviser”) actively manages the Fund’s portfolio to invest primarily in any combination of equity and fixed-income securities based on market conditions and trends and the Subadviser’s expectations and assessment of risks. Equity securities are common and preferred stocks. The term “Alternative” in the Fund’s name simply refers to the fact that the Subadviser may choose from among many investment alternatives and alternative strategies such as taking short exposure to an asset class. Although the Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, primarily including futures contracts, swap agreements, exchange-traded funds (“ETFs”), naked and covered options on such instruments, currencies, and other unaffiliated investment companies. The Subadviser may also select long or short commodity futures of any kind to seek to enhance returns or hedge economic risk related to the portfolio. It may also seek exposure to securities of foreign issuers including those in emerging markets. The Fund also may invest in depositary receipts, including sponsored and unsponsored American Depositary Receipts (“ADRs”), which are traded on exchanges and provide an alternative to investing directly in foreign securities. The Fund’s investments may also include securities issued by master limited partnerships (“MLPs”), provided that the Fund may not invest more than 10% of its net assets in such securities. The Fund may invest up to 15% of its total assets to indirectly gain exposure to Bitcoin, through shares of Grayscale® Bitcoin Trust, ProShares Bitcoin ETF, and Bitcoin futures contracts. The Fund does not make direct investments in Bitcoin. For purposes of this 15% limit, these investments are measured at market value and futures at notional value, respectively. Grayscale® Bitcoin Trust is an exchange-traded Delaware statutory trust that holds Bitcoin and issues common units of fractional undivided beneficial interest (shares).

The Fund invests directly or indirectly in fixed-income securities without any restriction on maturity or creditworthiness, which primarily includes U.S. government securities, municipal securities, asset-backed debt securities, mortgaged-backed securities, floating notes and debt securities rated below investment grade or high yield securities, also known as “junk bonds”. The Fund invests in equity securities without restriction to any specific sector or market capitalization range. The Subadviser’s investment decisions are based on a variety of trading models and an analysis of the overall investment opportunities and risks among categories or sectors of equity and fixed-income securities or investment vehicles that represent pools of such securities, such as major market indices, investment companies and ETFs. The Subadviser’s strategy does not involve fundamental research and analysis of individual securities. The Fund is a diversified fund, meaning that the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer and may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser employs an investment strategy that alternates between positions designed to profit from market trends, such as entering into “long” and “short” positions, directly or indirectly through ETFs, other investment companies and derivatives of equity and fixed-income securities and investing in cash or cash equivalents as a defensive measure. The Subadviser seeks to take “long” positions prior to or at the outset of upward trends in prices and seeks to take “short” positions prior to or early in downward trends in prices. The Fund does not set a limit on the amount of the Fund’s assets long or short that may be invested in derivative instruments or used to cover short positions. However, margin requirements and government regulations will constrain the use of derivative instruments and short positions. The Subadviser may reposition the Fund’s portfolio in response to market movements in an attempt to participate in a developing trend and may attempt to anticipate market moves and initiate appropriate action in advance of actual market trends. The Subadviser will employ leveraged investment techniques, such as futures, which allow the Fund to increase its exposure to the market during times when the Subadviser anticipates a strong market trend. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. The Subadviser also may employ hedging strategies designed to reduce volatility and risk.

The Fund expects to gain exposure to the commodities market and Bitcoin indirectly by investing up to 25% of its total assets (measured at the time of investment) in a wholly owned and controlled subsidiary (the “Subsidiary”), which is designed to enhance the ability of the Fund to obtain indirect exposure to both the commodities market and Bitcoin consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation indirectly in commodity-linked derivatives or Bitcoin-linked investments. However, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”) asset coverage requirements, when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives. The Subsidiary will comply with the 15% Bitcoin limits described above, when viewed on a consolidated basis with the Fund.